Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW		Dec. 31, 2008 KRW
Cash flows from operating activities:
Net income	$ 1,086,857,000	1,228,797,000,000	1,111,955,000,000		127,887,000,000
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan and lease losses	2,722,050,000	3,077,550,000,000	2,408,037,000,000		1,608,284,000,000
Provision for credit-related commitments	149,759,000	169,318,000,000	43,939,000,000		157,421,000,000
Other provision	150,873,000	170,577,000,000	102,728,000,000		70,815,000,000
Depreciation and amortization	223,890,000	253,130,000,000	281,594,000,000		339,834,000,000
Net loss (gain) on derivatives	(136,300,000)	(154,101,000,000)	606,619,000,000		1,740,564,000,000
Net loss (gain) on redemption of trading securities	(3,933,000)	(4,446,000,000)	14,786,000,000		5,308,000,000
Net loss (gain) on disposal of trading securities	(136,258,000)	(154,053,000,000)	(65,261,000,000)		103,413,000,000
Net gain on valuation of trading securities	(263,243,000)	(297,623,000,000)	(833,458,000,000)		(1,400,947,000,000)
Net gain on redemption of investment securities	(74,473,000)	(84,199,000,000)	(131,274,000,000)		(24,788,000,000)
Net gain on disposal of investment securities	(976,133,000)	(1,103,616,000,000)	(859,950,000,000)		(105,662,000,000)
Net gain on equity method investments	(56,552,000)	(63,935,000,000)	(143,315,000,000)		(4,391,000,000)
Impairment loss on investment securities	257,277,000	290,878,000,000	298,268,000,000		645,187,000,000
Net gain on sale of loans	(132,499,000)	(149,804,000,000)	(91,812,000,000)		(6,382,000,000)
Net gain (loss) on disposal of premises and equipment	824,000	931,000,000	(148,499,000,000)		(6,217,000,000)
Provision for accrued severance benefits	100,916,000	114,095,000,000	130,616,000,000		102,949,000,000
Provision (reversal of provision) for deferred income tax	(64,712,000)	(73,163,000,000)	188,086,000,000		(42,322,000,000)
Compensation expenses associated with stock option			(547,000,000)
Net changes in:
Trading assets	1,519,780,000	1,718,263,000,000	5,868,873,000,000		(8,092,451,000,000)
Accrued interest and dividends receivable	(57,920,000)	(65,485,000,000)	123,995,000,000	[1]	(129,309,000,000)
Other assets	208,084,000	235,260,000,000	460,888,000,000		(7,641,000,000)
Trading liabilities	(725,709,000)	(820,486,000,000)	(7,154,532,000,000)		8,305,070,000,000
Accrued interest and payable	219,224,000	247,855,000,000	(763,080,000,000)		424,853,000,000
Other liabilities	26,508,000	29,971,000,000	(1,747,350,000,000)		78,322,000,000
Origination of assets held-for-sale	(415,592,000)	(469,868,000,000)	(1,093,285,000,000)		(757,968,000,000)
Proceeds from sale of loans held-for-sale	819,004,000	925,966,000,000	860,210,000,000		544,535,000,000
Net cash provided by (used in) operating activities	4,441,722,000	5,021,812,000,000	(531,769,000,000)		3,676,364,000,000
Net increase (decrease) in cash and cash equivalents	(551,353,000)	(623,360,000,000)	3,017,152,000,000		2,011,012,000,000
Cash flows from investing activities:
Net changes in restricted cash	97,456,000	110,183,000,000	2,172,489,000,000		(2,629,715,000,000)
Net changes in interest-bearing deposits in other banks	(585,970,000)	(662,498,000,000)	(459,482,000,000)		380,853,000,000
Net changes in call loans and securities purchased under resale agreements	1,821,681,000	2,059,593,000,000	(2,832,124,000,000)		(1,996,880,000,000)
Net changes in loans	(4,579,010,000)	(5,177,029,000,000)	(719,250,000,000)		(29,139,989,000,000)
Proceeds from sales of available-for-sale securities:
Korea Deposit Insurance Corporation	97,568,000	110,310,000,000	151,877,000,000		797,432,000,000
Unrelated parties	6,318,620,000	7,143,832,000,000	38,350,336,000,000		11,486,847,000,000
Purchases of available-for-sale securities:
Korea Deposit Insurance Corporation	(80,316,000)	(90,805,000,000)	(102,087,000,000)		(29,742,000,000)
Unrelated parties	(7,759,997,000)	(8,773,453,000,000)	(30,476,610,000,000)		(9,076,343,000,000)
Proceeds from maturities, prepayments and calls of held-to-maturity securities:
Korea Deposit Insurance Corporation	35,379,000	40,000,000,000	199,968,000,000		387,054,000,000
Unrelated parties	6,666,968,000	7,537,675,000,000	19,168,715,000,000		3,322,777,000,000
Purchases of held-to-maturity securities:
Korea Deposit Insurance Corporation	(438,255,000)	(495,491,000,000)	(100,418,000,000)		(89,894,000,000)
Unrelated parties	(9,741,418,000)	(11,013,647,000,000)	(25,630,787,000,000)		(5,016,345,000,000)
Net changes in other investments	(123,396,000)	(139,511,000,000)	(57,547,000,000)		(398,006,000,000)
Proceeds from sales of premises and equipment	103,446,000	116,956,000,000	507,803,000,000		79,626,000,000
Purchases of premises and equipment	(120,641,000)	(136,397,000,000)	(596,515,000,000)		(321,620,000,000)
Net cash used in investing activities	(8,287,885,000)	(9,370,282,000,000)	(423,632,000,000)		(32,243,945,000,000)
Cash and cash equivalents, beginning of year	14,665,665,000	16,581,001,000,000	13,563,849,000,000		11,552,837,000,000
Cash flows from financing activities:
Net changes in interest-bearing deposits	8,543,731,000	9,659,542,000,000	8,894,139,000,000		21,293,596,000,000
Net changes in non-interest-bearing deposits	(802,755,000)	(907,595,000,000)	347,150,000,000		2,011,060,000,000
Net changes in call money	(917,828,000)	(1,037,697,000,000)	2,727,207,000,000		(48,322,000,000)
Net changes in other borrowed funds	(401,091,000)	(453,474,000,000)	(5,623,324,000,000)		4,235,809,000,000
Proceeds from secured borrowings	3,536,239,000	3,998,071,000,000	2,476,459,000,000		2,898,257,000,000
Payments on secured borrowings	(3,178,356,000)	(3,593,449,000,000)	(3,600,331,000,000)		(2,983,468,000,000)
Proceeds from long-term debt	1,421,081,000	1,606,674,000,000	1,836,893,000,000		3,399,105,000,000
Payments on long-term debt	(4,834,920,000)	(5,466,361,000,000)	(3,075,696,000,000)		(24,567,000,000)
Net changes in treasury stock					483,000,000
Cash dividends paid	(71,291,000)	(80,601,000,000)			(201,500,000,000)
Stock issue cost of subsidiaries			(1,683,000,000)		(1,860,000,000)
Remaining interest acquisition of consolidated subsidiaries			(54,692,000,000)
Increase in noncontrolling interest			46,431,000,000
Net cash provided by financing activities	3,294,810,000	3,725,110,000,000	3,972,553,000,000		30,578,593,000,000
Cash and cash equivalents, end of year	14,114,312,000	15,957,641,000,000	16,581,001,000,000		13,563,849,000,000
Supplemental disclosure of cash flow information:
Cash paid during the year for interest	6,761,263,000	7,644,284,000,000	9,348,594,000,000		7,085,141,000,000
Cash paid during the year for income tax	431,887,000	488,292,000,000	191,604,000,000		379,762,000,000
Supplemental schedule of non cash investing and financing activities:
Transfer of loans into securities and other investments	102,822,000	116,251,000,000	12,267,000,000		491,000,000
Decrease in cumulative translation adjustments, net of tax	(5,152,000)	(5,825,000,000)	(32,588,000,000)		(461,000,000)
Increase (decrease) in unrealized gains on investment securities, net of tax	2,823,000	3,192,000,000	(125,713,000,000)		(140,199,000,000)
Assets obtained by entering into a capital lease	$ 5,439,000	6,149,000,000	108,849,000,000		49,327,000,000

[1]	Dividends paid based on retained earnings in accordance with accounting principles generally accepted in the Republic of Korea ("Korean GAAP")